GOODWILL - After acquisition of DH (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item segment	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Goodwill [Line Items]
Goodwill	¥ 4,988	¥ 2,657	$ 764	¥ 2,630
Gross carrying values	5,432	2,661		2,634
Accumulated impairment losses	¥ 444	¥ 4		¥ 4
Number of reporting units | item	2	1
legacy Huazhu
Goodwill [Line Items]
Goodwill	¥ 2,660	¥ 2,657
Gross carrying values	2,664	2,661
Accumulated impairment losses	4	¥ 4
Number of reporting units | segment		1
legacy DH
Goodwill [Line Items]
Goodwill	2,328
Accumulated impairment losses	¥ 440